Transactions with Related Parties (Details) - Schedule of composition of key personnel	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	120	128	131
Director [Member]
Transactions with Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	11	10	11
Division Manager [Member]
Transactions with Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	13	12	12
Manager [Member]
Transactions with Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	96	106	108